Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other provisions

	Restructuring	Warranty	Other
Balance	provision	provision	liabilities	Total
At January 1, 2018	$248	$5,199	$4,253	$9,700
Provisions made during the year	509	5,474	(63)	5,920
Provisions used/paid during the year	(560)	(1,409)	—	(1,969)
Provisions reversed/expired during the year	(2)	(208)	—	(210)
Effect of movements in exchange rates	(4)	(4)	(328)	(336)
At December 31, 2018	191	9,052	3,862	13,105
Provisions made during the year	104	3,855	40	3,999
Provisions used/paid during the year	(289)	(1,458)	—	(1,747)
Provisions reversed/expired during the year	(2)	(967)	(2,292)	(3,261)
Effect of movements in exchange rates	4	(2)	78	80
At December 31, 2019	$8	$10,480	$1,688	$12,176

At December 31, 2018
Current	$191	$9,052	$—	$9,243
Non-current	—	—	3,862	3,862
	$191	$9,052	$3,862	$13,105

At December 31, 2019
Current	$8	$10,480	$—	$10,488
Non-current	—	—	1,688	1,688
	$8	$10,480	$1,688	$12,176